Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held to maturity securities, Fair Value
Held to maturity securities, Less than 12 Months, Fair Value	$ 17,768	$ 9,515
Held to maturity securities, 12 Months or More, Fair Value	2,076	3,185
Held to maturity securities, Total, Fair Value	19,844	12,700
Held to maturity securities, Unrealized Losses
Held to maturity securities, Less than 12 Months, Unrealized Losses	174	251
Held to maturity securities, 12 Months or More, Unrealized Losses	92	396
Held to maturity securities, Total, Unrealized Losses	266	647
State and municipal securities [Member]
Held to maturity securities, Fair Value
Held to maturity securities, Less than 12 Months, Fair Value	8,753	1,045
Held to maturity securities, 12 Months or More, Fair Value	1,101	3,185
Held to maturity securities, Total, Fair Value	9,854	4,230
Held to maturity securities, Unrealized Losses
Held to maturity securities, Less than 12 Months, Unrealized Losses	122	19
Held to maturity securities, 12 Months or More, Unrealized Losses	65	396
Held to maturity securities, Total, Unrealized Losses	$ 187	$ 415